As filed with the U.S. Securities and Exchange Commission on August 10, 2020

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 143	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 143	☒

RBC FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 376-7128

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402-4422

(612) 376-7128

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒             immediately upon filing pursuant to paragraph (b) of Rule 485

☐             on [  ] pursuant to paragraph (b) of Rule 485

☐             60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐             on [  ] pursuant to paragraph (a)(1) of Rule 485

☐             75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐             on [  ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 143 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 143 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 10th day of August, 2020.

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	/s/ Kathleen A. Gorman	Date: August 10, 2020
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

	/s/ Kathleen A. Hegna	Date: August 10, 2020
Kathleen A. Hegna
Chief Financial Officer

Trustees

	*	*
	Leslie H. Garner, Jr.	Lucy Hancock Bode

	*	*
	William B. Taylor	Ronald James

	*	*
	John A. MacDonald	James R. Seward

*
Phillip G. Goff

*By:	/s/ Kathleen A. Gorman	Date: August 10, 2020
Kathleen A. Gorman, attorney-in-fact

EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase